Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings and financial liabilities
Schedule of financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Repayable advances	906	664	686
Non-convertible bonds	2,740	1,721	454
Convertible bonds	1,647	1,792	1,971
Non-current lease obligations	225	190	136
Non-current borrowing	5,518	4,367	3,247
Non-current derivative liabilities	536	—	—

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Repayable advances	377	418	196
Non-convertible bonds	1,524	1,017	1,259
Convertible bonds	6,627	6,462	2,207
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	3,287	2,035	1,213
Payables on current rental obligations	221	280	54
Accrued interest payable	—	—	94
Current borrowings	12,036	10,213	5,023
Current derivative liabilities	788	13	1

Schedule of breakdown of financial liabilities by maturity

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2023	< 1 year	1 to 5 years	> 5 years
Repayable advances	882	196	686	—
Non-convertible bonds	1,714	1,259	454	—
Convertible bonds	4,178	2,207	1,971	—
Debts on leasing obligations	190	54	136	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	1,213	1,213	—	—
Accrued interest payable	94	94	—	—
Total borrowings	8,270	5,023	3,247	—
Derivative liabilities	1	—	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2022	< 1 year	1 to 5 years	> 5 years
Repayable advances	1,083	418	664	—
Non-convertible bonds	2,685	981	1,704	—
Convertible bonds	8,255	6,462	1,792	—
Debts on leasing obligations	470	280	190	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	2,035	2,035	—	—
Total borrowings	14,527	10,177	4,350	—
Derivative liabilities	13	13	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Repayable advances	1,284	378	746	160
Non-convertible bonds	4,264	1,524	2,740	—
Convertible bonds	8,274	6,627	1,647	—
Debts on leasing obligations	446	221	225	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	3,287	3,287		—
Total borrowings	17,555	12,037	5,358	160
Derivative liabilities	1,324	788	536	—

Summary of the sensitivity analysis through the change of inputs in the valuation

	On December 31, 2023
	Unconverted	Convertible	Bifurcated
Sensitivity analysis	installments	installments	derivatives
Value of instruments (in K€)	1,682	1,937	1
Impact of a 5% increase in volatility	—	—	—
Impact of a 5% drop in volatility	—	—	—
Impact of a 5% increase in the credit spread	(41)	(89)	—
Impact of a 5% drop in the credit spread	44	98	—
Impact of a 1% increase in the risk-free rate	(10)	(23)	—
Impact of a 1% drop in the risk-free rate	10	23	—
Impact of a 5% increase in the share price	—	—	—
Impact of a 5% drop in the share price	—	—	—

Schedule of reconciliation from redemption value to carrying value of financial liabilities

											Reclassification
					New	Change in					of the day-
				Impact of	financial debt	fair Value	Loan			Transfer between	one gain as a
				amortized	related to lease	through	charges	Conversion		non-current and	financial
(amounts in thousands of euros)	12/31/2022	Pay-ment	Repay-ment	cost	obligations	profit or loss	and interest	to equity	Holdback	current liabilities	asset	12/31/2023
Repayable advances	664	—	—	29	—	—	—	—	—	—	—	686
Non-convertible bonds	1,722	—	—	127	—	—	—	—	—	—	(1,394)	454
Convertible bonds	1,792	—	—	178	—	—	—	—	—	—	—	1,971
Non-current lease obligations	190	—	—	—	—	—	—	—	—	—	(54)	136
Non-current borrowing	4,367	—	—	334	—	—	—	—	—	—	(1,448)	3,247
Non-current derivative liabilities	—	—	—	—	—	—	—	—	—	—	—	—
Repayable advances	418	—	(222)	—	—	—	—	—	—	—	—	196
Non-convertible bonds	1,016	—	(1,262)	111	—	—	—	—	—	—	1,394	1,259
Convertible bonds	6,462	1,920	—	—	—	1,562	—	(7,737)	—	—	—	2,207
Accrual Interests to pay	—	—	—	—	—	—	94	—	—	—	—	94
CIR pre-financing debt	2,035	1,098	(2,146)	—	—	—	123	—	—	103	—	1,213
Payables on current rental obligations	280	—	(280)	—	—	—	—	—	—	—	54	54
Current borrowings	10,213	3,018	(3,910)	111	—	1,562	217	(7,737)	—	103	1,448	5,023
Current derivative liabilities	13	—	—	—	—	(12)	—	—	—	—	—	1

										Transfer
					New	Change				between
					Financial	in fair				non-
					debt	value	Loan			current
				Impact of	related to	through	changes			and
				amortized	lease	profit	and	Conversion		current
(amounts in thousands of euros)	12/31/2021	Payment	Repayment	cost	obligations	or loss	interest	Conversion to equity	Holdback	liabilities	12/31/2022
Repayable advances	906	—	—	(230)	14	—	—	—	—	(26)	664
Non-convertible bonds	2,740	—	—	—	282	—	—	—	—	(1,300)	1,722
Convertible bonds	1,647	—	—	—	145	—	—	—	—	—	1,792
Non-current lease obligations	225	—	—	—	—	216	—	—	—	(251)	190
Non-current borrowing	5,518	—	—	(220)	441	216	—	—	—	(1,577)	4,368
Non-current derivative liabilities	536	—	—	—	—	(536)	—	—	—	—	—
Repayable advances	377	—	—	15	—	—	—	—	—	26	418
Non-convertible bonds	1,524	—	(1,844)	37	—	—	—	—	—	1,300	1,016
Convertible bonds	6,627	10,000	—	—	—	675	—	(10,840)	—	—	6,462
CIR pre-financing debt	3,287	1,834	(3,458)	39	—	—	150	—	183	—	2,035
Payables on current rental obligations	221	—	(244)	—	52	—	—	—	—	251	280
Current borrowings	12,036	11,834	(5,546)	91	52	675	150	(10,840)	183	1,577	10,211
Current derivative liabilities	788	—	—	—	—	(775)	—	—	—	—	13

Liabilities valued at amortized cost: advances
Borrowings and financial liabilities
Schedule of breakdown of financial liabilities by maturity

(in thousands of euros)	BPI -Sarcob	BPI - BIO 101	AFM – Telethon	BPI - BIO 201	Total
On December 31, 2022	—	324	385	373	1,083
Current portion	—	269	91	—	360
One to 5 years	—	55	294	373	722
Over 5 years	—	—	—	—	—

(in thousands of euros)	BPI -Sarcob	BPI – BIO 101	AFM – Telethon	BPI – BIO 201	Total
On December 31, 2023	—	110	391	381	882
Current portion	—	110	48	38	196
One to 5 years	—	—	343	343	686
Over 5 years	—	—	—	—	—

Schedule of changes in financial liability

(in thousands of euros)	BPI - Sarcob	BPI – BIO 101	AFM – Telethon	BPI – BIO 201	Total
December 31, 2021	56	474	386	367	1,284
(+) Cash inflow	—	—	—	—	—
(-) Repayment	(59)	(165)	—	—	(225)
Grants	—	—	—	—	—
Financial expenses	1	15	8	7	31
Other	2	—	(9)	—	(7)
On December 31, 2022	—	324	385	373	1,083
(+) Cash inflow	—	—	—	—	—
(-) Repayment	—	(220)	—	—	(220)
Grants	—	—	—	—	—
Financial expenses	—	6	6	7	19
Others	—	—	—	—	—
On December 31, 2023	—	110	391	381	882

Convertible notes to NEGMA
Borrowings and financial liabilities
Schedule of changes in financial liability

(amounts in thousands of euros)	2020 ORNANE ATLAS
On December 31, 2021 - Convertible bonds - Current	6,627
(+) Net cash inflow	—
(+) Change in fair value of debt	(546)
(-) Conversion	(6,081)
On December 31, 2022 - Convertible bonds - Current	—

Convertible notes to Atlas
Borrowings and financial liabilities
Schedule of changes in financial liability

2021 ORNANE
(amounts in thousands of euros)	ATLAS
On December 31, 2021 - Convertible bonds - Current	—
(+) Net cash inflow (1)	9,590
(+) Change in fair value of debt	1,221
(-) Conversion	(4,349)
On December 31, 2022 - Convertible bonds - Current	6,462
(+) Net cash inflow (2)	1,920
(+) Change in fair value of debt	1,330
(-) Conversion	(7,897)
On December 31, 2023 - Convertible bonds - Current	2,207

Schedule of fair value of the convertible bonds

Conversion option	Tranche 2		Tranche 3		Tranche 4
	On issue		On issue
ATLAS 2021	(21/06/2022)	12/31/2023	(28/10/2022)	12/31/2023	12/31/2023
Number of bonds outstanding	160	0	80	29	0
Share price	0.10	€0.005	€0.06	€0.005	€0.005 €
Volatility	70.00%	95.00%	65.00%	95.00%	95.00%
Risk-free rate	1.82%	NA	3.37%	3.60%	2.80%
Value of bond issue (in K€)	3,840	—	3,840	1,585	614

Non-convertible bonds to Kreos
Borrowings and financial liabilities
Schedule of changes in financial liability

	KREOS
	contract	KREOS	KREOS		KREOS
	2018	contract 2021	contract	KREOS	2021
	Non-	Non-	2021	loan	security	KREOS
	convertible	convertible	Convertible	Derivative	buyback	2021 day
(amounts in thousands of euros)	bonds	bonds	bonds	contract	2018	one gain	Total
On December 31, 2021	938	3,229	1,647	1,324	(48)	98	7,188
(+) Gross cash inflow	—	—	—	—	—	—	—
(+) Security deposit	—	—	—	—	—	—	—
(-) Expenses charged to bond issue	—	—	—	—	—	—	—
(+) Change in fair value of debt (1)	—	—	—	(1,311)	—	—	(1,311)
(-) Bifurcation of the conversion option recognized as a derivative liability	—	—	—	—	—	—	—
(+/-) Impact of amortized cost	6	358	145	—	—	(45)	464
(-) Repayment	(944)	(900)	—	—	—	—	(1,844)
On December 31, 2022	—	2,687	1,792	13	(48)	53	4,497
(+) Change in fair value of debt	—	—	—	12	—	—	12
(+/-) Impact of amortized cost	—	272	178	—	—	—	450
(-) Repayment	—	(1,262)	—	—	—	(34)	(1,296)
On December 31, 2023	—	1,695	1,971	1	(48)	19	3,637
(1)	Decrease in value per option: €0.00584 as of December 31, 2022 versus €0.35559 as of December 31, 2021

Bifurcated conversion options of tranches A and B
Borrowings and financial liabilities
Summary of accounting treatment of the conversion option

	As of December 31,
Fair value of derivative liabilities KREOS 2021	2021	2022	2023
Number of bonds outstanding	2,250,000	2,250,000	2,250,000
Number of shares available for subscription	2,250,000	2,250,000	2,250,000
Share price	€0.494	€0.46	€0.005
Exercise price	€0.648	€0.648	€0.648
Volatility over 12 months	85%	65%	95%
Risk-free rate	—%	3.39%	2.51%
Credit spread	23.14%	23.14%	23.14%
Fair value of derivative instrument (in K€)	(536)	—	—
Change in fair value of derivative liability over the period (in K€)	(72)	536	—

BSA Kreos 2021
Borrowings and financial liabilities
Summary of accounting treatment of the conversion option

	As December 31,
BSA – KREOS 2021 Derivative instruments	2021	2022	2023
Number of BSA warrants outstanding	2,218,293	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56	€0.56
Maturity	6.88 years	5.88 years	4.88 years
Volatility	85%	65%	95%
Risk-free rate	—%	3.24%	2.43%
Fair value of BSA 2021 issued to KREOS (in K€)	(788)	(13)	(1)
Change in fair value of derivative instrument (in K€)	(78)	775	12